Commitments and Contingencies - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Underwriters option period to purchase shares	45 days	45 days
Maximum number of shares granted for underwriters to purchase	5,250,000	5,250,000
Underwriting agreement, deferred fee per unit	$ 0.35	$ 0.35
Underwriting agreement, deferred fee payable upon completion of business combination	$ 12,250,000	$ 12,250,000